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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [ ] Amendment Number : ________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc., General Partner of RBS
       Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


       /s/ Adrian J. Maizey                Greenwich, CT       November 14, 2008
------------------------------------   ---------------------   -----------------
           (Signature)                     (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            17
Form 13F Information Table Value Total:   $11,552,274
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.
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                       FORM 13F Information Table - Public

Page 1 of 1

         Column 1:          Column 2:  Column 3:   Column 4:      Column 5:       Column 6  Column 7:            Column 8:
--------------------------- --------- ----------- ---------- ------------------- ---------- --------- ------------------------------
                                                     Fair
                                                    Market    Shares or                                      Voting Authority
                            Title of     CUSIP       Value    Principal SH/ Put/ Investment   Other   ------------------------------
      Name of Issuer        Class       Number    (x $1,000)  Amount    PRN Call Discretion Managers   (a) Sole  (b) Shared (c) None
--------------------------- --------- ----------- ---------- ---------- --- ---- ---------- --------- ---------- ---------- --------
Acxiom Corp.                Common    005125-10-9     41,307  3,293,989 SH          SOLE               3,293,989
AutoNation, Inc.            Common    05329W-10-2     67,392  5,995,748 SH         DEFINED             5,995,748
AutoNation, Inc.            Common    05329W-10-2    806,670 71,767,802 SH          SOLE              71,767,802
AutoZone Inc.               Common    053332-10-2    733,543  5,947,328 SH         DEFINED             5,947,328
AutoZone Inc.               Common    053332-10-2  2,089,054 16,937,364 SH          SOLE              16,937,364
CIT Group, Inc.             Common    125581-10-8     50,594  7,269,321 SH          SOLE               7,269,321
Capital One Financial Corp. Common    14040H-10-5    503,652  9,875,523 SH          SOLE               9,875,523
Citigroup Inc.              Common    172967-10-1    391,409 19,083,800 SH          SOLE              19,083,800
Centex Corporation          Common    152312-10-4      9,851    608,100 SH          SOLE                 608,100
Federal National Mortgage
   Association              Common    313586-10-9     52,918 34,586,789 SH          SOLE              34,586,789
Home Depot, Inc.            Common    437076-10-2    510,429 19,715,300 SH          SOLE              19,715,300
The Hartford Financial
   Services Group, Inc.     Common    416515-10-4     22,545    550,000 SH          SOLE                 550,000
KB Home                     Common    48666K-10-9      7,045    358,000 SH          SOLE                 358,000
PHH Corporation             Common    693320-20-2     18,723  1,408,800 SH          SOLE               1,408,800
Sears Holdings Corp.        Common    812350-10-6     33,191    354,985 SH         DEFINED               354,985
Sears Holdings Corp         Common    812350-10-6  6,139,687 65,665,101 SH          SOLE              65,665,101
SLM Corporation             Common    78442P-10-6     74,263  6,018,100 SH          SOLE               6,018,100
                                                  ----------
COLUMN TOTALS                         Grand Total 11,552,274